UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Report

June 30, 2021

The Advisors’ Inner Circle Fund

Harvest Asian Bond Fund

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021

Financial Highlights	10

Notes to Financial Statements	14

Disclosure of Fund Expenses	33

Liquidity Risk Management Program	35

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www. sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 96.2%

	Face Amount		Value
China — 49.4%
Alibaba Group Holding Callable @ $100 3.400%, 12/06/2027		$200,000	$218,714
China Development Bank 3.300%, 03/03/2026	CNY	4,000,000	621,095
China Hongqiao Group 6.250%, 06/08/2024		200,000	203,416
China Huaneng Group Hong Kong Treasury Management Holding Callable 12/09/2025 @ $100 3.080% (C) ‡		200,000	204,250
China Oil & Gas Group Callable 06/30/2024 @ $102 4.700%, 06/30/2026		200,000	203,062
Chinalco Capital Holdings Callable 05/03/2026 @ $100 2.125%, 06/03/2026		200,000	198,916
Chouzhou International Investment 4.000%, 02/18/2025		200,000	203,607
eHi Car Services Callable 11/14/2023 @ $104 7.750%, 11/14/2024		200,000	207,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount		Value
ENN Clean Energy International Investment Callable 05/12/2024 @ $102 3.375%, 05/12/2026		$200,000	$203,955
GLP China Holdings MTN 2.950%, 03/29/2026		200,000	202,523
Huasing International Holdings 5.000%, 03/20/2023		200,000	203,605
JD.com 3.875%, 04/29/2026		200,000	220,619
JIC Zhixin 1.500%, 08/27/2025		200,000	197,965
Kaisa Group Holdings Callable 08/02/2021 @ $105 9.375%, 06/30/2024		200,000	188,800
Logan Group Callable 07/06/2024 @ $102 4.700%, 07/06/2026		200,000	198,830
MCC Holding Hong Kong Callable 04/20/2024 @ $100 2.950%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+5.595% ‡		300,000	305,700
New Oriental Education & Technology Group 2.125%, 07/02/2025		200,000	192,472
Nuoxi Capital 7.500%, 01/28/2022 (A)		200,000	85,499
Redco Properties Group Callable 01/06/2022 @ $100 10.500%, 01/06/2023	CNY	1,500,000	229,788
Redsun Properties Group Callable 01/13/2023 @ $103 7.300%, 01/13/2025		300,000	277,958
Ronshine China Holdings Callable 01/25/2023 @ $103 7.100%, 01/25/2025		200,000	178,773
SHN Expressway 1.750%, 07/08/2026		200,000	200,078
Shuifa International Holdings BVI 4.300%, 05/08/2023		200,000	195,556

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Talent Yield International Callable 04/26/2026 @ $100 2.000%, 05/06/2026	$200,000	$201,994
Tingyi Cayman Islands Holding 1.625%, 09/24/2025	200,000	198,698
West China Cement Callable 07/08/2024 @ $102 4.950%, 07/08/2026	200,000	200,000
Yango Justice International Callable 02/17/2023 @ $103 7.500%, 02/17/2025	200,000	180,056
Yili Holding Investment Callable 10/19/2025 @ $100 1.625%, 11/19/2025	200,000	199,241
Yongda Investment 2.250%, 06/16/2025	200,000	200,708
Zhejiang Seaport International 1.980%, 03/17/2026	200,000	200,765
Zhongyuan Zhicheng 3.200%, 07/06/2026	200,000	199,810

		6,723,453

Hong Kong — 8.9%
AIA Group MTN Callable 04/07/2026 @ $100 2.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.758% ‡	200,000	202,600
Airport Authority Callable 03/08/2028 @ $100 2.400%, VAR H15T7Y+4.736% ‡	200,000	199,286
Bank of Communications Hong Kong Callable 07/08/2026 @ $100 2.304%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.400%, 07/08/2031	400,000	399,013
Elect Global Investments Callable 06/03/2025 @ $100 4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.887% ‡	200,000	203,778

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FWD Group Callable 09/13/2024 @ $100 6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.876% ‡	$200,000	$205,302

		1,209,979

India — 11.1%
Adani Electricity Mumbai 3.949%, 02/12/2030	200,000	199,444
Adani International Container Terminal Pvt Callable 08/18/2030 @ $100 3.000%, 02/16/2031	300,000	289,567
Adani Transmission 4.000%, 08/03/2026	400,000	419,408
TML Holdings Pte Callable 12/09/2023 @ $102 4.350%, 06/09/2026	200,000	201,019
Vedanta Resources Finance II Callable 12/21/2022 @ $106 13.875%, 01/21/2024	200,000	218,900
Vedanta Resources Finance II 8.000%, 04/23/2023	200,000	188,800

		1,517,138

Indonesia — 10.9%
Bank Mandiri Persero MTN 2.000%, 04/19/2026	200,000	199,817
Indonesia Asahan Aluminium Persero Callable 11/15/2049 @ $100 5.800%, 05/15/2050	200,000	236,000
Minejesa Capital BV 5.625%, 08/10/2037	200,000	216,500
4.625%, 08/10/2030	200,000	211,700
Perusahaan Perseroan Persero Perusahaan Listrik Negara 3.875%, 07/17/2029	400,000	423,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Theta Capital Pte Callable 10/31/2021 @ $103 6.750%, 10/31/2026	$200,000	$196,780

		1,483,797

Macau — 1.6%
Sands China Callable 03/18/2030 @ $100 4.375%, 06/18/2030	200,000	216,234

Mongolia — 1.4%
Mongolia Government International Bond 3.500%, 07/07/2027	200,000	196,591

Singapore — 7.3%
GLP Pte Callable 06/29/2027 @ $100 4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.725% ‡	400,000	398,540
New Metro Global 4.625%, 10/15/2025	400,000	397,664
United Overseas Bank MTN Callable 10/14/2026 @ $100 2.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.230%, 10/14/2031	200,000	200,166

		996,370

South Korea — 1.5%
LG Chemical 2.375%, 07/07/2031	200,000	199,802

Sri Lanka — 1.0%
Sri Lanka Government International Bond 6.850%, 03/14/2024	200,000	138,000

United Kingdom — 3.1%
HSBC Holdings 4.700%, 09/09/2169	400,000	415,000

TOTAL CORPORATE OBLIGATIONS (Cost $13,201,016)		13,096,364

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (Unaudited)

CONVERTIBLE BONDS — 4.4%

	Face Amount		Value

China — 4.4%
Meituan CV to 18.019 0.000%, 04/27/2028 (B)		$200,000	$217,300
Zhongsheng Group Holdings CV to 24.885 0.000%, 05/21/2025 (B)	HKD	2,000,000	384,581

			601,881

TOTAL CONVERTIBLE BONDS (Cost $552,743)			601,881

TOTAL INVESTMENTS— 100.6% (Cost $13,753,759)			$13,698,245

Percentages are based on Net Assets of $13,614,530.

‡	Perpetual security with no stated maturity date.
(A)	Security in default on interest payments.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on change in current interest rates.

CNY — Chinese Yen

CV — Convertible Security

HKD — Hong Kong Dollar

MTN — Medium Term Note

VAR — Variable Rate

As of June 30, 2021, all of the Fund’s investments were considered level 2, in accordance with authoritative guidance under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITES

Assets:
Investments, at Value (Cost $13,753,759)	$13,698,245
Foreign Currency, at Value (Cost $133,530)	133,452
Receivable for Investment Securities Sold	1,164,172
Cash Pledged as Collateral for Forward Foreign Currency Contracts	421,256
Cash Equivalents	315,448
Interest Receivable	121,630
Due from Adviser	26,586
Receivable for Capital Shares Sold	2,508
Prepaid Expenses	30,908

Total Assets	15,914,205

Liabilities:
Payable for Investment Securities Purchased	2,224,706
Transfer Agent Fees Payable	24,320
Audit Fees Payable	14,647
Due to Administrator	10,274
Payable for Capital Shares Redeemed	2,158
Chief Compliance Officer Fees Payable	1,467
Distribution Fees Payable (Class A Shares)	157
Unrealized Depreciation on Spot Currency Contracts	120
Other Accrued Expenses	21,826

Total Liabilities	2,299,675

Net Assets	$13,614,530

Net Assets Consist of:
Paid-in Capital	$13,576,367
Total Distributable Earnings	38,163

Net Assets	$13,614,530

Institutional Class Shares
Net Assets	$12,903,379
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,296,690

Net Asset Value Price Per Share	$9.95

Class A Shares
Net Assets	$711,151
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	71,210

Net Asset Value Price Per Share	$9.99

Maximum Offering Price Per Share – Class A Shares ($9.99/95.75%)	$10.43

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND FOR THE PERIOD ENDED JUNE 30, 2021 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:
Interest Income	$280,304
Less: Foreign Taxes Withheld	(1,319)

Total Investment Income	278,985

Expenses:
Administration Fees	61,987
Investment Advisory Fees	49,882
Trustees’ Fees	11,780
Chief Compliance Officer Fees	3,337
Distribution Fees (Class A Shares)	936
Transfer Agent Fees	49,859
Legal Fees	22,542
Registration Fees	21,971
Audit Fees	14,647
Printing Fees	11,157
Custodian Fees	4,881
Insurance and Other Expenses	16,899

Total Expenses	269,878
Less:
Waiver of Investment Advisory Fees	(49,882)
Reimbursement by Investment Adviser	(160,522)

Net Expenses	59,474

Net Investment Income	219,511

Net Realized Gain on Investments	277,511
Net Realized Gain on Foreign Currency Transactions	21,346
Net Realized Gain on Forward Foreign Currency Contracts	54,716
Net Change in Unrealized Depreciation on Investments	(377,834)
Net Change in Unrealized Depreciation on Foreign Currency Translation	(54,710)
Net Change in Foreign Capital Gains Tax on Appreciated Securities	6,309
Net Change in Unrealized Appreciation on Forward Foreign Currency Contracts	8,377

Net Realized and Unrealized Loss on Investments, Forward Foreign Currency Contracts, Foreign Currency Transactions and Translation	(64,285)

Net Increase in Net Assets Resulting from Operations	$155,226

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net Investment Income	$219,511	$605,596
Net Realized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	353,573	(6,722)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts, Foreign Capital Gains Tax, and Forward Foreign Currency Translation	(417,858)	395,562

Net Increase in Net Assets Resulting from Operations	155,226	994,436

Distributions:
Institutional Class	(206,881)	(572,373)
Class A	(11,640)	(29,236)

Total Distributions	(218,521)	(601,609)

Capital Share Transactions:(1)
Institutional Class Shares:
Issued	1,490,767	2,885,003
Reinvestment of Distributions	205,587	501,276
Redeemed	(3,204,741)	(3,328,809)

Net Institutional Class Share Transactions	(1,508,387)	57,470

Class A Shares:
Issued	115,980	278,432
Reinvestment of Distributions	10,490	26,551
Redeemed	(148,587)	(4,814,068)

Net Class A Share Transactions	(22,117)	(4,509,085)

Net Decrease in Net Assets from Share Transactions	(1,530,504)	(4,451,615)

Total Decrease in Net Assets	(1,593,799)	(4,058,788)

Net Assets:
Beginning of Period/Year	15,208,329	19,267,117

End of Period/Year	$13,614,530	$15,208,329

(1)	For share transactions, see Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

Institutional Class Shares	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net Asset Value, Beginning of Period/ Year	$10.00	$9.79	$9.34		$9.96	$9.83	$9.86

Income (Loss) from Operations:
Net Investment Income(1)	0.16	0.39	0.53		0.36	0.44	0.49
Net Realized and Unrealized Gain (Loss)	(0.04)	0.22	0.59		(0.56)	0.57	(0.03)

Total from Operations	0.12	0.61	1.12		(0.20)	1.01	0.46

Redemption Fees	$—	$—	$—		$—	$—	$0.00 (2)

Dividends and Distributions:
Net Investment Income	(0.17)	(0.40)	(0.51)		(0.32)	(0.46)	(0.34)
Net Realized Gain	—	—	(0.16)		(0.07)	(0.42)	(0.15)
Return of Capital	—	—	(0.00	)(2)	(0.03)	—	—

Total Dividends and Distributions	(0.17)	(0.40)	(0.67)		(0.42)	(0.88)	(0.49)

Net Asset Value, End of Period/Year	$9.95	$10.00	$9.79		$9.34	$9.96	$9.83

Total Return†	1.17%	6.55%	12.14%		(2.02)%	10.43%	4.61%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$12,903	$14,470	$14,115		$20,009	$18,222	$26,946
Ratio of Expenses to Average Net Assets	0.88%**	0.88%	0.88%		0.88%	0.88%	0.88%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	4.04%**	3.69%	2.51%		2.00%	1.67%	1.48%
Ratio of Net Investment Income to Average Net Assets	3.31%**	4.13%	5.31%		3.77%	4.29%	4.90%
Portfolio Turnover Rate	337%***	640%	659%		436%	352%	171%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

FINANCIAL HIGHLIGHTS

**	Annualized
***	Not Annualized
(1)	Calculated using average shares.
(2)	Amount represents less than $0.005 per share.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

Class A Shares	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net Asset Value, Beginning of Period/ Year	$10.04	$9.82	$9.36		$9.98	$9.85		$9.86

Income (Loss) from Operations:
Net Investment Income(1)	0.15	0.41	0.49		0.34	0.42		0.47
Net Realized and Unrealized Gain (Loss)	(0.05)	0.18	0.61		(0.56)	0.57		(0.02)

Total from Operations	0.10	0.59	1.10		(0.22)	0.99		0.45

Redemption Fees	$—	$—	$—		$—	$(0.00	)(2)	$(0.00	)(2)

Dividends and Distributions:
Net Investment Income	(0.15)	(0.37)	(0.48)		(0.31)	(0.44)		(0.31)
Net Realized Gain	—	—	(0.16)		(0.07)	(0.42)		(0.15)
Return of Capital	—	—	(0.00	)(2)	(0.02)	—		—

Total Dividends and Distributions	(0.15)	(0.37)	(0.64)		(0.40)	(0.86)		(0.46)

Net Asset Value, End of Period/Year	$9.99	$10.04	$9.82		$9.36	$9.98		$9.85

Total Return†	1.04%	6.31%	11.92%		(2.26)%	10.13%		4.60%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$711	$738	$5,152		$11,357	$13,907		$24,750
Ratio of Expenses to Average Net Assets	1.13%**	1.13%	1.13%		1.13%	1.13%		1.13%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	4.31%**	3.57%	2.91%		2.25%	1.91%		1.74%
Ratio of Net Investment Income to Average Net Assets	3.08%**	4.24%	4.87%		3.55%	4.12%		4.66%
Portfolio Turnover Rate	337%***	640%	659%		436%	352%		171%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND

FINANCIAL HIGHLIGHTS

(1)	Calculated using average shares.
(2)	Amount represents less than $0.005 per share.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 42 funds. The financial statements herein are those of Harvest Asian Bond Fund (the “Fund”) which offers two classes of shares: Institutional Shares and Class A Shares. The Fund is diversified and its investment objective is to seek long-term total return through a combination of capital appreciation and current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of June 30, 2021, there were no securities valued in accordance with the fair value procedures.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, reference the Schedule of Investments.

For the period ended June 30, 2021, there have been no significant changes to the Fund’s fair value methodologies.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund generally bifurcates the portion of realized gains (losses) on investments in debt securities which is attributed to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the Statement of Operations under ‘Net Realized Loss on Foreign Currency Transactions’. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts —The Fund may enter into forward foreign currency exchange contracts to protect the value of

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

For the period ended June 30, 2021, there were no forward foreign currency exchange contracts.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. The Fund’s investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

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For the period ended June 30, 2021, there were no futures contracts.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2021, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2021, the Fund did not incur any interest or penalties.

Cash Equivalents – Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.

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Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund declares distributions from its net investment income monthly and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 1.50% on redemptions of fund shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. For the period ended June 30, 2021 and year ended December 31, 2020, the Fund’s Institutional Class or Class A shares did not retain any redemption fees. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Front-End Sales Commission — Front-end sales commissions (the “sales charge”) are not recorded as expenses of the Fund. Sales charges are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares.

Cash Overdraft Charges — Per the terms of the agreement with Brown Brothers Harriman & Co. (the “Custodian”), if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the published 30-day LIBOR plus 2.00% . Cash overdraft charges are included in Custodian Fees on the Statement of Operations. For the period ended June 30, 2021, the Fund did not pay any cash overdraft charges.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

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A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2021, the Fund was charged $61,987, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) for the Fund’s Class A Shares. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive 0.25% of the Fund’s average daily net assets attributable to Class A Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Brown Brothers Harriman & Co. acts as Custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory:

Under the terms of an investment advisory agreement, Harvest Global Investments Limited (“Harvest” or the “Adviser”) provides investment advisory

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding the amounts of 0.88% and 1.13% for Institutional Class Shares and Class A Shares, respectively, as a percentage of average net assets, until April 30, 2022.

The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed above for the Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of the Fund.

As of June 30, 2021, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $405,310, $407,412 and $210,404 expiring in 2022, 2023 and 2024, respectively. During the period ended June 30, 2021, there has been no recoupment of previously waived and reimbursed fees.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

6.	Share Transactions

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Share Transactions:
Institutional Class
Issued	150,190	299,803
Reinvested	20,744	52,100
Redeemed	(320,113)	(348,068)

Net Share Transactions	(149,179)	3,835

Class A
Issued	11,572	28,745
Reinvested	1,055	2,762
Redeemed	(14,924)	(482,426)

Net Share Transactions	(2,297)	(450,919)

7.	Investment Transactions

The cost of security purchases and process from security sales, other than short-term securities, for the period ended June 30, 2021, were as follows:

Purchases	$40,654,054
Sales	42,330,777

8.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency, paydowns on fixed income securities for GAAP, distribution reclassifications, and perpetual bond adjustments.

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The tax character of dividends and distributions paid during the last two fiscal years was as follows:

	Ordinary Income	Return of Capital	Total
2020	$601,609	$—	$601,609
2019	$1,455,397	$10,264	$1,465,661

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$46,591
Post October Loss Deferral	(320)
Capital Loss Carryforwards	(232,264)
Unrealized Appreciation	323,864
Other Temporary Differences	(36,413)

Total Distributable Earnings	$101,458

A RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$ 121,839	$110,425	$232,264

The difference between Federal tax cost and book cost is primarily due to perpetual bonds.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fund at June 30, 2021 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$13,753,759	$142,874	$(198,388)	$(55,514)

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

9.	Concentration of Risk:

Bond Connect Risk —Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian.

Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

China-Related Investments Risk — Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund’s investments to decline in value. The People’s Republic of China (“PRC”) government exercises significant control over the PRC’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC’s economy, particularly its export

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

oriented industries, may be adversely impacted by trade or political disputes with the PRC’s major trading partners, including the U.S. In addition, as its consumer class emerges, the PRC’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, such as the Renminbi, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts and Access Products is subject to market risk, leverage risk, correlation risk, liquidity risk, and (except for Access Products) hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forward contracts and Access Products is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

Emerging Markets Risk — Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Exchange-Traded Funds (“ETFs”) Risk — The Fund may purchase shares of ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When the Fund invests in an ETF, it will bear a pro rata portion of the ETF’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an ETF more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an ETF may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the ETF. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Fixed Income Securities Risk

Credit Risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

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High Yield Securities (“Junk Bond”) Risk. High yield, or non-investment grade or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the noninvestment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value noninvestment grade bonds accurately.

Interest Rate Risk. The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Foreign Securities Risk — Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency, and as such are subject to currency risk described above.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic,

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pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Portfolio Turnover Risk — The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term capital gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

Valuation Risk — The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

10.	Other:

As of June 30, 2021, 98% of Institutional Class Shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding, and for Class A shares, two shareholders held greater than 10% in the amount of 75% of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

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11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2021 to June 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways.

•

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

•

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,011.70	0.88%	$4.39
Class A Shares	1,000.00	1,010.40	1.13%	5.63
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.43	0.88%	$4.41
Class A Shares	1,000.00	1,019.19	1.13%	5.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND JUNE 30, 2021 (UNAUDITED)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 19, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund‘s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Harvest Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-573-6994

Investment Adviser:

Harvest Global Investments Limited

31/F One Exchange Square

8 Connaught Place, Central

Hong Kong

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or

accompanied by a current prospectus for the

Fund.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 8, 2021